Summary of Lease Liability (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Current portion of operating lease liability	$ 4,057	$ 6,732	$ 12,116
Long-term portion of operating lease liability	4,552	8,592	27,693
Lease liability	$ 8,609	$ 15,324	$ 39,809